UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07618

                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
MUNICIPAL BONDS--97.6%
Long-Term Municipal Bonds--97.6%
Arizona--86.9%
Arizona Cap Facs Fin Corp Student Hsg Rev
   (Arizona St Univ Proj) Ser 00
   6.25%, 9/01/32                                          $2,000   $  2,075,740
Arizona Health Facs Auth Rev
   (Blood System, Inc.) Ser 04
   5.00%, 4/01/19                                             750        777,098
Arizona State Trans Brd Hwy Rev
   Ser 04B
   5.00%, 7/01/24                                           4,300      4,559,247
Arizona School Brd Fac Rev
   Ser 01
   5.00%, 7/01/19                                           6,730      7,223,173
   AMBAC Ser 04
   8.64%, 7/01/16 (a) (b)                                   5,000      6,466,099
Arizona State Univ Ctfs Partn
   (Research Infrastucture Projs)
   AMBAC Ser 05A (c)
   5.00%, 9/01/23                                           2,000      2,106,480
Arizona Student Loan Auth
   (Student Loan Rev)
   Ser 99B-1 AMT
   5.90%, 5/01/24                                           1,500      1,591,650
Arizona Tourism & Sports Auth Tax Rev
   (Multipurpose Stadium Fac) MBIA Ser 03A
   5.00%, 7/01/25                                           2,400      2,514,408
Estrella Mtn Ranch Cmnty Fac Dist
   (Desert Village)
   7.375%, 7/01/27                                          1,833      1,983,856
   (Golf Village) Ser 01A
   7.875%, 7/01/25                                          3,531      3,873,013
Gilbert Wtr Res Mun Ppty Corp.
   (Wastewater Sys & Util Rev)  Ser 04
   4.90%, 4/01/19                                           2,500      2,495,000
Glendale Arizona Indl Dev Auth
   (John C Lincoln Hlth) Ser 05B
   5.25%, 12/01/22                                          1,000      1,039,100
Glendale IDA Ed Fac
   (Midwestern Univ) Ser 01A
   5.875%, 5/15/31                                          3,770      4,064,512
   (Midwestern Univ) CONNIE LEE
   Ser 96A
   6.00%, 5/15/26                                             475        488,390
Goodyear Cmnty Fac Dist
   (Palm Valley) Ser 96C
   7.25%, 7/01/16                                           2,900      2,988,798
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 99 AMT
   5.95%, 10/01/23                                          3,160      3,283,840
Greater Arizona Dev Auth Infrastructure Rev
   MBIA Ser 05A
   5.00%, 8/01/21                                           1,600      1,706,480
   MBIA Ser 05B
   5.00%, 8/01/25                                           4,320      4,555,094
Hassayampa Cmnty Fac Dist #2
   (Forest Ridge Estates) Ser 00
   7.50%, 7/01/24                                             805        881,274
Hassayampa Cmnty Fac District
   Ser 96
   7.75%, 7/01/21                                           2,775      2,887,055

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Maricopa Cnty MFHR
   (Tierra Antigua Proj) AMBAC Ser 01A-1 AMT
   5.40%, 6/01/34                                         $ 2,765   $  2,826,494
Maricopa Cnty SFMR
   (Mortgage Rev)
   GNMA/FNMA/FHLMC AMT
   Ser 00-1C
   6.25%, 12/01/30                                             60         60,988
   Ser 01
   5.63%, 3/01/33                                           1,205      1,244,970
   Ser 02-B1
   6.20%, 3/01/34                                             745        765,070
Mesa Arizona Street & Highway Rev FSA
   Ser 05
   5.00%, 7/01/24                                           5,000      5,278,300
Mesa Cnty IDA Health Fac
   (Discovery Hlth Sys) MBIA Ser 99A
   5.75%, 1/01/25                                          15,000     16,382,699
Mohave Cnty IDA MFHR
   (Chris & Silver Ridge) GNMA Ser 96
   6.375%, 11/01/31                                           295        306,732
Nogales Arizona Municipal Dev Inc. Auth
   AMBAC Ser 05
   5.00%, 6/01/27                                           1,000      1,041,850
Northern Arizona University Ctfs Partn
   (Northern Arizona University Research Projs)
   AMBAC Ser 04
   5.125%, 9/01/21-9/01/24                                  7,140      7,679,416
Phoenix Arizona Civic Impt Corp Excise Tax Rev
   (Civic Plaza Exp Proj) Sub Ser 05A
   5.00%, 7/01/23                                          10,250     10,844,515
Phoenix Hlth Facs Auth Hosp Rev
   (Children's Hospital) Ser 02A
   6.00%, 2/15/32                                           5,700      5,957,013
Phoenix IDA SFMR
   (Mortgage Rev) GNMA Ser 02A-1 AMT
   5.75%, 9/01/33                                             330        337,339
Phoenix Arizona Indl Dev Auth
   (Capitol Mall LLC Proj) AMBAC Ser 05
   5.00%, 9/15/25                                           5,935      6,217,980
Pima Cnty Arizona Indl Dev Auth Ed Rev
   (Horizon Cmnty Learning Ctr) Ser 05
   5.125%, 6/01/20                                          1,500      1,506,870
Pima Cnty IDA MFHR
   (La Hacienda) GNMA Ser 99
   7.00%, 12/20/31                                          1,290      1,391,923
Pima Cnty IDA SFMR
   (Mortgage Rev) GNMA/FNMA AMT
   Ser 01A-1
   5.35%, 11/01/24                                            110        110,702
   Ser 99B-1
   6.10%, 5/01/31                                             145        146,375
Pinal Cnty Ctfs Partn
   Ser 04
   5.00%, 12/01/24                                          3,780      3,917,252
Pinal Cnty Prop Corp.
   AMBAC Ser 01
   5.125%, 6/01/21                                          1,000      1,060,230
Pronghorn Ranch Cmnty Fac Dist
   Ser 01
   7.00%, 7/15/27                                           2,000      2,099,460
Show Low Arizona Indl Dev Auth Hosp Rev
   (Navapache Regl Med Ctr) RADIAN Ser 05
   5.00%, 12/01/25                                          1,415      1,470,992
Show Low Assessment Dist # 6
   (Torreon) ACA Ser 00
   6.00%, 1/01/18                                             955      1,016,769
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                           1,650      1,833,777

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Sundance Cmnty Fac Dist
   Ser 02
   7.75%, 7/01/22                                          $2,575   $  2,841,255
Tax Exempt Mun Infrastructure Trust
   Ser 04B Cl. A
   4.05%, 12/01/08 (b)                                      4,470      4,364,553
Tempe Arizona Excise Tax Rev
   5.00%, 7/01/24                                           1,035      1,095,092
Tolleson IDA MFHR
   (Copper Cove) GNMA Ser 01A AMT
   5.50%, 11/20/41                                          5,825      6,005,808
Tucson & Pima Hsg Fin Auth SFMR
   (Mortgage Rev) GNMA
   Ser 02A AMT
   5.50%, 1/01/35                                             630        649,461
Tucson Airport Auth Rev
   AMBAC Ser 01 AMT
   5.35%, 6/01/31                                           6,475      6,736,201
Tucson Arizona COP
   MBIA Ser 04A
   5.00%, 7/01/23-7/01/24                                   6,100      6,418,477
Tucson Higher Ed
   (University Arizona) AMBAC Ser 02A
   5.000%, 7/15/32                                          1,000      1,034,280
Tucson & Pima Cnty Arizona Indl Dev Auth SFMR
   (Mtg Bkd Secs Pg) GNMA/FNMA/FHLMC Ser 01A-1
   AMT
   6.35%, 1/01/34                                           1,205      1,225,919
University of Arizona Ctfs Partn
   AMBAC Ser 03
   7.43%, 6/01/15 (a) (b)                                   4,020      4,760,645
University Med Ctr Corp Arizona Hospital Rev
   5.00%, 7/01/35                                           3,500      3,502,590
West Campus Hsg LLC Arizona Student Hsg Rev
   (Arizona State University West Campus) AMBAC
   Ser 05
   5.00%, 7/01/30                                           1,500      1,573,950
Yavapai Cnty Hosp Rev
   (Regional Medical Center) RADIAN
   Ser 03A
   5.25%, 8/01/21                                           4,000      4,198,440
                                                                    ------------
                                                                     175,464,694
                                                                    ------------
California--0.7%
California State GO
   5.00%, 2/01/33                                           1,405      1,451,098
                                                                    ------------
Florida--0.9%
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                           1,000      1,088,270
Fiddler's Creek Cmnty Dev Dist
   Ser 99B
   5.80%, 5/01/21                                             595        616,444
                                                                    ------------
                                                                       1,704,714
                                                                    ------------
Puerto Rico--8.2%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22 (d)                                       8,000      8,614,160
Puerto Rico GO
   FGIC Ser 02A
   5.00%, 7/01/32                                           2,500      2,708,450
Puerto Rico Hwy & Trans Auth Rev
   FSA Ser 02D
   5.00%, 7/01/32                                           3,400      3,539,366
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                         1,500      1,670,820
                                                                    ------------
                                                                      16,532,796
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Texas--0.9%
Texas Turnpike Auth Rev
   AMBAC Ser 02A
   5.50%, 8/15/39                                          $1,750   $  1,879,010
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $190,011,563)                                               197,032,312
                                                                    ------------
Total Investments--97.6%
   (cost $190,011,563)                                               197,032,312
Other assets less liabilities--2.4%                                    4,833,991
                                                                    ------------
Net Assets--100%                                                    $201,866,303
                                                                    ------------

FUTURES CONTRACTS

                     Number of              Expiration    Original         Value at        Unrealized
       Type          Contracts   Position      Month        Value     December 31, 2005   Depreciation
       ----          ---------   --------   ----------   ----------   -----------------   ------------
U.S. Treasury Note                             March
   10 Yr Futures         17        Short       2006      $1,848,420       $1,859,906        $(11,486)

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                -------------------------------
                                                    Payment          Payment
                       Notional                      made           received        Unrealized
                        Amount    Termination       by the           by the        Appreciation/
  Swap Counterparty      (000)        Date         Portfolio        Portfolio     (Depreciation)
  -----------------    --------   -----------   --------------   --------------   --------------
CitiGroup, Inc.         $ 4,600      2/07/06        4.037%             MMD           $(82,525)
CitiGroup, Inc.           1,900      6/22/07         BMA*             2.962%          (12,251)
Goldman Sachs & Co.      11,100      2/03/06       76.48% of           BMA*            (4,102)
Goldman Sachs & Co.       1,000      7/05/06    1 Month LIBOR+        3.283%             (149)
                                                     BMA*
Goldman Sachs & Co.       1,000      1/05/07         BMA*             3.405%              100
JPMorgan Chase & Co.      1,800      4/05/07         BMA*             2.988%           (8,601)
                                                                    85.10% of
Merrill Lynch            11,100      2/03/06         BMA*        1 Month LIBOR+        12,193
Morgan Stanley            1,000      4/06/06         BMA*             3.081%               52
Morgan Stanley            1,000     10/06/06         BMA*             3.217%             (414)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

++   MMD (Municipal Market Data)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $15,591,297 or 7.7% of the net assets.

(c) Position, or portion thereof with an aggregate market value of $105,324 has been segregated to collateralize margin requirements for open future contracts.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

Glossary of Terms:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
CONNIE LEE - Connie Lee Insurance Company
COP - Certificate of Participation
FGIC - Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IDA - Industrial Development Authority
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
RADIAN - Radian Group, Inc.
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance, Inc.

ALLIANCE BERNSTEIN MUNICIPAL INCOME FUND II
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                        Principal
                                                         Amount
                                                          (000)         Value
                                                        ---------   ------------
MUNICIPAL BONDS & NOTES--98.2%
Long-Term Municipal Bonds--94.3%
Florida--89.9%
Beacon Tradeport Cmnty Dev Dist
   Ser 02B
   7.25%, 5/01/33                                         $   970   $  1,038,783
Bonnet Creek Resort Cmnty Dev Dist
   Ser 02
   7.25%, 5/01/18                                           2,000      2,192,640
Brevard Cnty Loc Opt Fuel Tax Rev FGIC
   Ser 05
   5.00%, 8/01/24-8/01/25                                   5,320      5,578,715
Capital Trust Agy Arpt Fac
   (Cargo Acq Grp)
   Ser 02 AMT
   6.25%, 1/01/19                                             500        510,085
   Ser 03 AMT
   5.75%, 1/01/32                                           2,000      1,997,760
Concorde Estates Cmnty Dev Dist
   Ser 04B
   5.00%, 5/01/11                                           1,300      1,304,446
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                           2,240      2,369,494
Dade Cnty Hsg Fin Auth MFHR
   (Golden Lakes Apts) Ser 97A AMT
   6.00%, 11/01/32                                            250        256,307
   6.05%, 11/01/39                                            750        770,205
Deltona Util Sys Rev
   MBIA Ser 03
   5.125%, 10/01/27                                         2,440      2,577,738
Escambia Cnty PCR
   (Champion Int'l Corp) Ser 96 AMT
   6.40%, 9/01/30                                           2,500      2,593,800
Florida Hsg Fin Agy MFHR
   (Turtle Creek Apts) AMBAC Ser 96C AMT
   6.20%, 5/01/36                                           3,245      3,321,614
Florida Hsg Fin Corp MFHR
   (Cobblestone Apts)
   GNMA Ser 00K-1 AMT
   6.10%, 6/01/42                                           7,765      8,246,973
   (Logans Pointe Apts) FSA Ser 99 AMT
   6.00%, 6/01/39                                           5,080      5,337,404
   (Mystic Pointe II) GNMA Ser 00 AMT
   6.30%, 12/01/41                                          1,165      1,242,426
   (Raintree Apts) GNMA Ser 00 AMT
   6.05%, 3/01/42(a)                                        5,800      6,093,886
   (Sabal Chase Apts) FSA Ser 00 AMT
   6.00%, 5/01/40                                           3,650      3,856,334
   (Spring Harbor Apts) Ser 99C-1 AMT
   5.90%, 8/01/39                                           2,540      2,612,949
   (Walker Ave Club) FSA Ser 00L-1 AMT
   6.00%, 12/01/38                                          3,435      3,579,579
   (Waverly Apts) FSA Ser 00C-1 AMT
   6.50%, 7/01/40                                           2,790      2,968,337
Florida State Correctional Privatization
   Comm COP
   AMBAC Ser 04B
   5.00%, 8/01/24                                           3,330      3,522,474
Florida State Brd of Ed Lottery Rev
   Ser 03A
   5.00%, 7/01/19                                           4,890      5,244,965
Florida State Brd of Ed GO
   MBIA Ser 02A
   5.00%, 6/01/32(b)                                        2,500      2,605,050

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                         $   535   $    542,265
Hamal Cmnty Dev Dist
   Ser 01
   6.65%, 5/01/21                                           1,100      1,153,570
Herons Glen Recreation District
   Ser 99
   5.90%, 5/01/19                                           2,680      2,758,444
Highlands Cnty Hlth Facs Auth
   (Adventist/Sunbelt Hosp) Ser 01A
   6.00%, 11/15/31                                          2,000      2,168,340
Hillsborough Cnty Fla Rev
   (Tampa Bay Arena)
   5.00%, 10/01/25                                          3,000      3,165,480
Indian River Cnty Sch Brd Ctfs Partn
   Ser 05
   5.00%, 7/01/23                                           2,480      2,600,280
Indian Trace Dev Dist Special Assesment
   (Water Management Special Benefit)
   MBIA Ser 05
   5.00%, 5/01/22                                             680        726,682
Jacksonville Electrical  Auth
   AMBAC Ser 02B
   5.00%, 10/01/26                                          3,925      4,105,040
   MBIA Ser 02A
   5.50%, 10/01/41                                          5,000      5,118,100
   Ser 02A
   5.50%, 10/01/41                                          3,750      3,891,338
Lakeland Water & Wastewater Floater Rev
   Ser 04
   6.66%, 10/01/10(c)                                       5,000      5,616,100
Lee Cnty Arpt Rev
   (Southwest Int'l Arpt) FSA Ser 00A AMT
   6.00%, 10/01/32                                         13,500     14,717,160
Lee Cnty Fla Transn Facs
   (Sanibel Brdgs & Causeway) CIFG Ser 05B
    5.00%, 10/01/30                                           700        735,196
Lee Cnty Hlth Facs Auth Rev
   (Shell Point) Ser 99A
   5.50%, 11/15/29                                          2,000      2,025,840
Manatee Cnty Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA
   Ser 96-1 AMT
   5.625%, 11/01/14                                            40         40,191
   Ser 99 AMT
   6.25%, 11/01/28                                            470        474,973
Marshall Creek Cmnty Dev Dist
   Ser 02A
   6.625%, 5/01/32                                          1,000      1,055,300
Miami Beach Health Facs Auth Rev
   (Mt Sinai Med Ctr) Ser 01A
   6.80%, 11/15/31                                          4,100      4,460,554
Miami-Dade Cnty Hsg Fin Agy MFHR
   (Cntry Club Villas Apts) Ser 99A AMT
   6.20%, 10/01/39                                          5,145      5,385,014
   (Marbrisa Apts) FSA Ser 00-2A AMT
   6.15%, 8/01/38                                           1,515      1,612,096
Miami-Dade Cnty Hsg Fin Auth SFMR
   (Home Ownship Mortgage) GNMA/FNMA
   Ser 00A-1 AMT
   6.00%, 10/01/32                                          1,060      1,076,706
Miromar Lakes Cmnty Dev Dist
   Ser 00A
   7.25%, 5/01/12                                           3,225      3,410,438

                                                        Principal
                                                         Amount
                                                          (000)         Value
                                                        ---------   ------------
North Broward Hosp Dist Rev
   Ser 01
   (Un-refunded)
   6.00%, 1/15/31                                         $  2002   $     15,898
   (Pre-refunded)
   6.00%, 1/15/31                                           1,500      1,673,805
North Miami Hlth Facs Auth Rev
   (Catholic Hlth Svcs Oblig Grp)
   6.00%, 8/15/24                                           1,200      1,233,432
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                           1,120      1,157,755
Northern Palm Beach Cnty Impt Dist
   (Mirasol Unit #43)
   6.10%, 8/01/21                                             690        719,711
   6.125%, 8/01/31                                          1,000      1,037,120
Orange Cnty Hospital Rev
   (Orlando Regional) Ser 02
   5.75%, 12/01/32                                          1,320      1,419,383
Orange Cnty Hsg Fin Auth MFHR
   (Loma Vista Proj) Ser 99G AMT
   5.50%, 3/01/32                                           2,000      2,004,200
Orange County Hlth Facs Auth Rev
   (Mayflower Retirement Proj)
   Asset Gty Ser 99
   5.25%, 6/01/29                                           1,060      1,101,732
Orlando Util Cmnty Wtr & Elec Rev
   Ser 02C
   5.00%, 10/01/27                                          7,000      7,304,360
Osceola Cnty Sch Brd Ctfs Partn
   FGIC Ser 04A
   5.00%, 6/01/23                                           2,955      3,120,037
Palm Beach Cnty IDR
   (Lourdes-McKeen Residence) Ser 96
   6.625%, 12/01/26                                         4,000      4,196,320
Palm Beach Cnty Pub Impt Rev
   (Biomedical Research Pk Proj) Ser 05A
   5.00%, 6/01/22                                           7,000      7,442,330
Preserve at Wilderness Lake
   Cmnty Dev Dist
   Ser 02A
   7.10%, 5/01/33                                           1,485      1,622,095
South Miami Health Facs Hosp Rev
   (Baptist Health)
   5.25%, 11/15/33                                          2,000      2,073,980
St. Johns Cmnty Dev Dist
   (Julington Creek Plantation) Ser 97
   7.125%, 5/01/19                                          7,725      8,256,943
St. Lucie Cnty Sch Brd COP
   FSA Ser 05
   5.00%, 7/01/29                                           6,730      7,040,454
Tallahassee Energy Sys Rev
   Ser 05
   5.00%, 10/01/23                                          4,570      4,848,222
Tallahassee Hosp Rev
   (Tallahassee Memorial) Ser 00
   6.375%, 12/01/30                                         2,750      2,923,580
Tampa Higher Ed
   (Tampa University Proj) RADIAN Ser 02
   5.625%, 4/01/32                                          3,175      3,431,699
Village Ctr Cmnty Dev Dist
   5.125%, 10/01/28                                         1,000      1,060,250
Volusia Cnty Ed Fac Auth
   (Embry Riddle Aero Univ) Ser 99A
   5.75%, 10/15/29)                                         2,000      2,089,240
Waterlefe Cmnty Dev Dist
   Ser 01
   6.95%, 5/01/31                                             710        757,705

                                                        Principal
                                                         Amount
                                                          (000)         Value
                                                        ---------   ------------
West Palm Beach Cmnty Redev Agy
   (Northwood-Pleasant Cmnty Redev), ser 05A
   5.00%, 3/01/25                                          $  980   $  1,012,262
                                                                    ------------
                                                                     204,403,583
                                                                    ------------
California--1.3%
California State GO
   5.00%, 2/01/32                                           2,850      2,940,488
                                                                    ------------
Illinois--0.3%
Manhattan
   (No 04-1-Brookstone Springs Proj) Ser 05
   5.875%, 3/01/28                                            775        764,476
                                                                    ------------
Minnesota--0.2%
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj) Ser 05
   6.00%, 11/15/25                                            500        534,850
                                                                    ------------
New Jersey--1.2%
Garden State Preservation Trust
   (Open Space & Farmland)
   FSA Ser 05 A
   5.80%, 11/01/16                                          2,400      2,760,528
                                                                    ------------
Ohio--1.4%
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                          3,000      3,165,000
                                                                    ------------
Total Long-term Municipal Bonds
   (cost $204,750,645)
                                                                     214,568,925
                                                                    ------------
Short-Term Municipal Notes (d)--3.9%
Florida--3.9%
Collier Cnty Health Facs Auth Hosp Rev
   (Cleveland Clinic Hlth) Ser 03C-1
   3.70%, 1/01/35                                           2,800      2,800,000
Dade Cnty IDA Exempt Facs Rev
   (Florida Pwr & Lt CO)
   3.65%, 6/01/21                                             500        500,000
Florida Hsg Fin Corp Multifamily Rev
   (Mortgage-Heather Glenn Apts) Ser 03H
   3.51%, 6/15/36                                             950        950,000
Orlando & Orange Cnty Expwy Auth Expwy Rev
   Ser A-1
   3.33%, 7/01/40                                           3,900      3,900,000
   Ser C
   3.50%, 7/01/40                                             700        700,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $8,850,000)
                                                                       8,850,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $213,600,645)                                               223,418,925
                                                                    ------------
Total Investments--98.2%
   (cost $213,600,645)                                               223,418,925
Other assets less liabilities--1.8%                                    3,991,754
                                                                    ------------
Net Assets--100%                                                    $227,410,679
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                                                                        Value at
                     Number of              Expiration    Original    December 31,    Unrealized
       Type          Contracts   Position      Month        Value         2005       Depreciation
       ----          ---------   --------   ----------   ----------   ------------   ------------
U.S. Treasury Note                             March
   10 Yr Futures         77        Long        2006      $8,401,710   $8,424,281       ($22,571)

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                ------------------------------
                                                   Payment          Payment
                       Notional                     made            received       Unrealized
        Swap            Amount    Termination       by the           by the       Appreciation/
    Counterparty         (000)        Date        Portfolio        Portfolio     (Depreciation)
--------------------   --------   -----------   -------------    -------------   --------------
   CitiGroup Inc.        1,400       2/7/06          MMD++           4.037%       (25,116)
   CitiGroup Inc.        2,200      6/22/07          BMA*            2.962%       (14,185)
 Goldman Sachs & Co.    12,900       2/3/06        76.48% of          BMA*         (4,767)
                                                1 Month LIBOR++
 Goldman Sachs & Co.     1,100       7/5/06          BMA*            3.283%          (164)
 Goldman Sachs & Co.     1,100       1/5/07          BMA*            3.405%           110
JPMorgan Chase & Co.     2,000       4/5/07          BMA*            2.988%        (9,557)
                                                                     85.10% of
    Merrill Lynch       12,900       2/3/06          BMA*        1 Month LIBOR+    14,170
   Morgan Stanley        1,100       4/6/06          BMA*            3.081%            58
   Morgan Stanley        1,100      10/6/06          BMA*            3.217%          (455)

++   MMD (Municipal Market Data)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Position, or portion thereof with an aggregate market value of $135,463 has been segregated to collateralize margin requirements for open future contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of this security amounted to $5,616,100 or 2.5% of the net assets.

(d)  Variable rate coupon, rate shown as of December 31, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
CIFG - CIFG Assurrance North America, Inc.
COP - Certificate of Participation
FGIC - Financial Guarant Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR - Single Family Mortgage Revenue

ALLIANCE BERNSTEIN MUNICIPAL INCOME FUND II
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                          Principal
                                                           Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--96.2%
Long-Term Municipal Bonds--92.3%
Massachusetts--70.9%
Massachusetts Bay Trans Auth
   Ser 04A
   5.25%, 7/01/21(a)                                         $2,000   $2,214,860
Massachusetts Bldg Auth
   (Dedicated Sales Tax Rev) Ser 05A
   5.00%, 8/15/24                                             3,000    3,171,030
Massachusetts Dev Fin Agy
   (Massachusetts Biomedical) Ser 00C
   6.25%, 8/01/20                                             3,000    3,289,920
   (Worcester Redev) Asset Gty Ser 99
   5.25%, 6/01/19                                             2,350    2,475,396
Massachusetts Ed Fac
   (Massachusetts College of Pharmacy)
   Ser 99B
   6.75%, 7/01/30                                             3,350    3,795,952
   (Suffolk Univ) Ser 99
   5.85%, 7/01/29                                             1,375    1,494,804
Massachusetts Ed Fin Auth
   (Educational Loan) MBIA Ser 00G AMT
   6.00%, 12/01/16                                            1,135    1,165,429
Massachusetts Hlth & Ed Fac Auth
   (Berkshire Healthcare) Asset Gty Ser 01E
   5.70%, 10/01/25                                            4,000    4,362,160
   (Cape Cod Healthcare) Asset Gty Ser 01C
   5.25%, 11/15/31                                            2,600    2,735,850
   (Covenant Medical Center) Ser 02
   6.00%, 7/01/31                                             2,500    2,700,425
   (New England Med Ctr) FGIC Ser 02H
   5.00%, 5/15/25                                             2,000    2,086,140
   (Partners Healthcare System) Ser 01C
   5.75%, 7/01/32                                             4,000    4,349,360
   (University of Mass Proj) MBIA Ser 02C
   5.25%, 10/01/31(b)                                         6,440    6,875,730
   (Winchester Hosp) Ser 00E
   6.75%, 7/01/30                                             4,500    5,077,530
Massachusetts Hsg Fin Agy MFHR
   (Harbor Point) AMBAC Ser 96A AMT
   6.40%, 12/01/15                                            4,880    5,010,638
   (Rental Mtg)  AMT
   AMBAC Ser 95E
   6.00%, 7/01/41                                             4,125    4,395,311
   MBIA Ser 00H
   6.65%, 7/01/41                                             4,765    5,143,293
Massachusetts Ind Fin Agy MFHR
   (Heights Crossing) FHA Ser 95 AMT
   6.15%, 2/01/35                                             6,000    6,132,600
Massachusetts Port Auth Spec Fac
   (Bosfuel Corp) MBIA Ser 97 AMT
   6.00%, 7/01/36                                             6,155    6,391,721
   (US Air Proj) MBIA Ser 96A AMT
   5.875%, 9/01/23                                            2,000    2,068,320
Massachusetts State Dev Fin Agy
   (Pharmacy & Allied Health) Ser 05D
   5.00%, 7/01/24                                             3,500    3,644,900
Massachusetts State GO
   Ser 02
   Pre Refunded
   5.25%, 11/01/30                                            3,075    3,332,900
   Un Refunded
   5.25%, 11/01/30                                            1,925    2,086,450
   Ser 04
   4.91%, 8/01/16 (c)(d)                                      2,500    2,893,550

                                                         Principal
                                                          Amount
                                                           (000)        Value
                                                         ---------   -----------
Massachusetts State Health & Edl Facs Auth Rev
   (Lahey Clinic Medical Center) FGIC Series 05C
   5.00%, 8/15/22                                           $5,000   $ 5,252,850
Massachusetts State Wtr Pollutn Abatement
   (Pool Proj Bds) Ser 10
   5.00%, 8/01/24                                            5,000     5,274,250
Massachusetts State Spl Oblig Rev
   (Cons Ln) Ser 05A
   5.00%, 6/01/23                                            1,500     1,598,400
                                                                     -----------
                                                                      99,019,769
                                                                     -----------
Arizona--4.3%
Goodyear IDA Water & Sewer Rev
   (Litchfield Pk Svc Proj) Ser 01 AMT
   6.75%, 10/01/31                                           2,160     2,349,886
Quailwood Meadows Cmnty Facs Dist
   6.125%, 7/15/29                                           1,000     1,010,720
Stoneridge Cmnty Fac Dist
   Ser 01
   6.75%, 7/15/26                                            2,365     2,628,413
                                                                     -----------
                                                                       5,989,019
                                                                     -----------
California--0.8%
California State GO
   5.25%, 11/01/25                                           1,000     1,065,900
                                                                     -----------
Colorado--0.3%
Adonea Met Dist NO. 2 GO
   Ser 05A
   6.13%, 12/01/25                                             500       494,460
                                                                     -----------
Florida--1.3%
Crossings at Fleming Island
   Cmnt Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                            1,750     1,851,168
                                                                     -----------
Georgia--0.4%
Atlanta Tax Allocation
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30                                              500       501,815
                                                                     -----------
Illinois--0.6%
Bolingbrook Sales Tax Rev
   6.25%, 1/01/24                                              500       445,110
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                              395       395,893
                                                                     -----------
                                                                         841,003
                                                                     -----------
Nevada--1.5%
Clark Cnty Impt Dist No. 142
   Ser 03
   6.10%, 8/01/18                                            1,000     1,028,980
Henderson Loc Impt Dist
   Ser 03
   5.80%, 3/01/23                                              990     1,020,740
                                                                     -----------
                                                                       2,049,720
                                                                     -----------
New Jersey--2.1%
Garden State Preservation Trust
   (Open Space & Farmland) Ser 05A
   5.80%, 11/01/17                                           2,500     2,875,550
                                                                     -----------

                                                        Principal
                                                         Amount
                                                          (000)         Value
                                                        ---------   ------------
Puerto Rico--10.1%
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03
   3.24%, 7/01/14(c)(d)                                    $4,315   $  5,147,622
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                           6,400      6,891,328
Puerto Rico Hsg Fin Auth
   (Cap Fd Prog) HD LN
   5.00%, 12/01/20                                          1,740      1,803,127
Puerto Rico Mun Fin Agy
   Ser 05A
   5.25%, 8/01/23                                             275        289,358
                                                                    ------------
                                                                      14,131,435
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $122,190,780)                                               128,819,839
                                                                    ------------
Short-Term Municipal Notes (e)--3.9%
Connecticut--0.7%
Connecticut State Hlth & Edl Facs Auth Rev
   (Yale University) Ser 3X
   3.68%, 7/01/37                                           1,000      1,000,000
                                                                    ------------
Massachusetts--3.2%
Massachusetts State GO
   (Central Artery) Series 00A
   3.80%, 12/01/30                                          4,500      4,500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $5,500,000)                                                   5,500,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $127,690,780)                                               134,319,839
                                                                    ------------
Total Investments--96.2%
   (cost $127,690,780)                                               134,319,839
Other assets less liabilities--3.8%                                    5,262,678
                                                                    ------------
Net Assets--100%                                                    $139,582,517
                                                                    ------------

FINANCIAL FUTURES CONTRACTS

                 Number of                                                     Value at      Unrealized
     Type        Contracts   Position   Expiration Month   Original Value   Dec. 31, 2005   Appreciation
--------------   ---------   --------   ----------------   --------------   -------------   ------------
10 yr Treasury
 Note Futures        31        Long        March 2006        $3,370,882       $3,391,594      $20,712

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                -------------------------------
                                                    Payment          Payment
                       Notional                     made by        received by      Unrealized
  Swap                  Amount    Termination         the              the         Appreciation/
Counterparty            (000)        Date          Portfolio        Portfolio     (Depreciation)
--------------------   --------   -----------   --------------   --------------   --------------
Citigroup, Inc.         $1,400       6/22/07         BMA*            2.962%          $(9,027)
                                                   76.48% of
Goldman Sachs & Co.      8,000       2/03/06    1 Month LIBOR+        BMA*            (2,956)
Goldman Sachs & Co.        700       7/05/06         BMA*            3.283%             (104)
Goldman Sachs & Co.        700       1/05/07         BMA*            3.405%               70
JPMorgan Chase & Co.     1,200       4/05/07         BMA*            2.988%           (5,734)
                                                                    85.10% of
Merrill Lynch            8,000       2/03/06         BMA*        1 Month LIBOR+        8,788
Morgan Stanley             700       4/06/06         BMA*            3.081%               37
Morgan Stanley             700      10/06/06         BMA*            3.217%             (290)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Position, or portion thereof with an aggregate market value of $66,446 has been segregated to collateralize margin requirements for open future contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $8,041,172 or 5.8% of net assets.

(e)  Variable rate coupon, rate shown as of December 31, 2005.

Glossary of Terms:

AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Authority
GO - General Obligation
IDA - Industrial Development Authority
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
XLCA - XL Capital Assurance, Inc.

ALLIANCE BERNSTEIN MUNICIPAL INCOME FUND II
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (Unaudited)

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------    -----------
MUNICIPAL BONDS & NOTES--99.0%
Long-term Municipal Bonds--92.2%
Michigan--73.4%

Allen Park Pub Sch Dist
   Ser 03
   5.62%, 5/01/18 (a)(b)                                   $4,745    $ 5,762,138
Cedar Springs Pub Sch Dist
   Ser 03
   5.00%, 5/01/28                                           1,835      1,907,831
Charles Stewart Mott Cmnty College
   (Cmnty College Facs) MBIA
   5.00%, 5/01/21                                           1,675      1,778,716
Detroit GO
   Ser 04A-1
   5.25%, 4/01/22                                           6,930      7,451,898
Detroit School Board
   (School Board Loan Fund) FSA Ser 01A
   5.125%, 5/01/31                                          2,900      3,146,210
Detroit Tax Increment
   (Diamler/Chrysler Assembly Plant)
   Ser 98A
   5.50%, 5/01/21                                           1,640      1,551,178
Detroit Water Supply System
   FGIC Ser 01B
   5.50%, 7/01/33                                           3,550      3,831,373
Genesee County GO
   (Water Supply System) AMBAC Ser 04
   5.00%, 11/01/26                                          3,000      3,157,140
Kalamazoo Hosp Fin Auth
   (Borgess Med Ctr) FGIC Ser 94A
   7.29%, 6/01/11 (a)                                       2,360      2,405,973
Kent Hosp Fin Auth Rev
   (Metropolitan Hospital Proj) Ser 05A
   5.75%, 7/01/25                                             210        223,415
Lansing Water & Elec System
   FSA Ser 03A
   5.00%, 7/01/25                                           2,200      2,302,014
Michigan Higher Ed Fac
  (Hope College) Ser 02A
   5.90%, 4/01/32                                           3,465      3,722,172
Michigan Higher Ed Student Loan Auth
   AMBAC Ser 17G AMT
   5.20%, 9/01/20                                           3,500      3,699,115
Michigan Hosp Fin Auth
   (Crittenton Hospital) Ser 02A
   5.625%, 3/01/27                                          1,250      1,320,263
   (Trinity Health) Ser 00A
   6.00%, 12/01/27                                          1,485      1,628,971
Michigan Hosp Fin Auth Rev
   (Chelsea Community Hospital Obli)
   5.00%, 5/15/25                                             415        415,589
Michigan Hsg Dev Auth MFHR
   (Arbor Pointe) GNMA Ser 99
   5.40%, 6/20/40                                           1,810      1,849,368
   (Danbury Manor) FNMA Ser 02A AMT
   5.30%, 6/01/35 (a)                                       2,490      2,562,882
   (Oakbrook Villa Proj) GNMA Ser 00A AMT
   6.50%, 1/20/42                                           2,970      3,175,108
   (Rental Rev) AMBAC Ser 97A AMT
   6.10%, 10/01/33 (c)                                      5,400      5,662,386
   (Rental Rev) GNMA Ser 02A AMT
   5.50%, 10/20/43                                          1,950      2,015,364

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------    -----------
Michigan Municipal Bond Auth Rev
   (Clean Water St Revolving Fd)
   5.00%, 10/01/24                                         $5,960    $ 6,342,453
   (Sch Dist City Of Detroit) FSA
   5.00%, 6/01/20                                           2,000      2,120,000
Michigan St Hosp Fin Auth Rev
   (Marquette Gen Hosp Oblig Grp A)
   5.00%, 5/15/26                                             785        793,140
Michigan State
   (Trunk Line Fund) FSA
   Ser 01A
   5.25%, 11/01/30                                          4,000      4,321,880
Michigan Strategic Fund
   (Detroit Edison) XLCA Ser 02C AMT
   5.45%, 12/15/32                                          3,000      3,184,800
Michigan Strategic Fund Hlth Fac
   (Autumn Wood) GNMA Ser 02A
   5.20%, 12/20/22                                          3,000      3,163,590
   (Holland Home) Ser 98
   5.75%, 11/15/18-11/15/28                                 2,000      2,145,180
Midland Cnty PCR
   (CMS Energy) Ser 00A AMT
   6.875%, 7/23/09                                          1,700      1,665,252
North Muskegon Sch Dist
   Ser 03
   5.25%, 5/01/28                                           1,500      1,605,135
Olivet School Board Fund
   Ser 02
   5.125%, 5/01/28                                          1,065      1,159,732
Ovid Elsie Schools Board Fund
   Ser 02
   5.00%, 5/01/25                                           2,650      2,865,869
Plymouth Edl Ctr Chrtr Sch Pub Sch Academy Rev
   Ser 05
   5.125%, 11/01/18                                         1,050      1,064,732
Pontiac Tax Increment Fin Auth
   (Dev Area # 3) Ser 02
   6.25%, 6/01/22                                           2,780      2,903,460
   6.375%, 6/01/31                                          3,250      3,420,820
Romulus Tax Increment Fin Auth
   Ser 94
   6.75%, 11/01/19                                          1,585      1,628,635
Royal Oak Hosp Fin Auth
   (William Beaumont Hosp) MBIA Ser 01M
   5.25%, 11/15/35                                          3,200      3,315,584
Saginaw Hosp Fin Auth
   (Convenant Medical Ctr) Ser 00F
   6.50%, 7/01/30                                           1,770      1,940,522
Southfield Michigan Libr Bldg Auth MBIA
   5.00%, 5/01/25                                           3,340      3,499,518
                                                                    ------------
                                                                     106,709,406
                                                                    ------------
California--1.6%
California Health Fac Fin Auth
   (Sutter Heath) Ser 00A
   6.25%, 8/15/35                                           1,100      1,223,684
California State GO
   5.25%, 11/01/25                                          1,000      1,065,900
                                                                    ------------
                                                                       2,289,584
                                                                    ------------
Florida--5.3%
Capital Trust Agy Rev
   (Cargo Acq Grp) Ser 03 AMT
   5.75%, 1/01/32                                           1,500      1,498,320
Collier Cnty Cmnty Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                           1,355      1,404,254

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                          $1,835    $ 1,941,082
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                             985      1,071,946
Gateway Cmnty Dev Dist
   (Sun City) Ser 03B
   5.50%, 5/01/10                                             590        598,012
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                             800        826,968
Waterlefe Cmnty Dev Dist
   Ser 01B
   6.25%, 5/01/10                                             385        389,073
                                                                    ------------
                                                                       7,729,655
                                                                    ------------
Illinois--0.9%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                            500        506,225
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                            500        506,225
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                             395        395,893
                                                                    ------------
                                                                       1,408,343
                                                                    ------------
Puerto Rico--11.0%
Puerto Rico Elec Pwr Auth Rev
   XLCA Ser 02-1
   5.25%, 7/01/22                                           5,000      5,383,849
Puerto Rico Hsg Fin Corp SFMR
   (Mortgage Rev)  AMT
   Ser 01B GNMA
   5.50%, 12/01/23                                          2,015      2,060,196
   (Mortgage Rev) Ser 01C AMT
   5.30%, 12/01/28                                          1,770      1,796,462
Puerto Rico Ind Fin Auth Hlth Fac
   (Ascension Health) Ser 00A
   6.125%, 11/15/30                                         3,000      3,341,640
Puerto Rico Municipal Finance Agency
   Ser 05A
   5.25%, 8/01/23                                             275        289,358
Puerto Rico Pub Fin Corp
   MBIA Ser 01A
   5.00%, 8/01/31                                           2,875      3,096,059
                                                                    ------------
                                                                      15,967,564
                                                                    ------------
Total Long-Term Municipal Bonds                                      134,104,552
   (cost $128,102,590)                                              ------------

Short-Term Municipal Notes (d)--6.8%
Alaska--2.1%
Valdez Alaska Marine Term Rev
   (BP Pipelines Proj) Ser 03B
   3.78%, 7/01/37                                           3,000      3,000,000
                                                                    ------------
California--1.0%
California State Dept Wtr Res Pwr Supply Rev
   Ser B-2
   3.75%, 5/01/22                                           1,500      1,500,000
                                                                    ------------
Connecticut--1.7%
Connecticut State Hlth & Edl Facs Auth Rev
   (Yale University) Ser 3X
   3.68%, 7/01/37                                           2,500      2,500,000
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Michigan--0.3%
University Mich Univ Revs
   (Med Svc Plan) Ser 98A-1
   3.75%, 12/01/21                                         $  365   $   365,000
                                                                    ------------
New Mexico--1.4%
Hurley PCR
   (Updates-Kennecott Santa Fe)
   3.78%, 12/01/15                                          2,000      2,000,000
                                                                    ------------
New York--0.3%
New York City Transitional Fin Auth
   (NYC Recovery) Ser 03
   3.75%, 11/01/22                                            500        500,000
                                                                    ------------
Total Short-term Municipal Notes                                       9,865,000
   (cost $9,865,000)                                                ------------
Total Municipal Bonds & Notes
   (cost $137,967,590)                                               143,969,552
                                                                    ------------
SHORT-TERM INVESTMENT--0.1%
Time Deposit-0.1%
The Bank of New York
   3.25%. 1/03/06
   (cost $164,000)                                            164        164,000
                                                                    ------------

Total Investments--99.1%
   (cost $138,131,590)                                               144,133,552
Other assets less liabilities--0.9%                                    1,298,671
                                                                    ------------

Net Assets--100%                                                    $145,432,223
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                -------------------------------
                                                   Payment           Payment
                       Notional                      made           received        Unrealized
        Swap            Amount    Termination       by the           by the       Appreciation/
    Counterparty         (000)        Date         Portfolio        Portfolio     (Depreciation)
    ------------       --------   -----------   --------------   --------------   --------------
  Citigroup, Inc.        $1,400       6/22/07        BMA*            2.962%          $(9,027)
                                                  76.48% of
Goldman Sachs & Co.       8,000       2/03/06   1 Month LIBOR+        BMA*            (2,956)
Goldman Sachs & Co.         700       7/05/06        BMA*            3.283%             (104)
Goldman Sachs & Co.         700       1/05/07        BMA*            3.405%               70
JPMorgan Chase & Co.      1,300       4/05/07        BMA*            2.988%           (6,212)
                                                                   85.10% of
   Merrill Lynch          8,000       2/03/06        BMA*        1 Month LIBOR+        8,788
   Morgan Stanley           700       4/06/06        BMA*            3.081%               37
   Morgan Stanley           700      10/06/06        BMA*            3.217%             (290)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the market value of this security amounted to $5,762,138 or 4.0% of the net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d)  Variable rate coupon, rate shown as of December 31, 2005.

Glossary of Terms:
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
PCR - Pollution Control Revenue
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--98.7%
Long-Term Municipal Bonds--98.0%
Minnesota--98.0%
Bemidji Hlth Fac
   (North Country Hlth Svcs) RADIAN Ser 02
   5.00%, 9/01/31                                            $1,500   $1,536,570
Brooklyn Park MFHR
   (Brooks Landing) FNMA Ser 99A AMT
   5.50%, 7/01/19                                             1,355    1,408,224
Cass Lake Sch Dist FGIC
   5.00%, 2/01/26                                             1,760    1,847,525
Chaska Elec Rev
   (Generating Facs) Ser 05A
   5.25%, 10/01/25                                            1,000    1,061,780
Dakota Cnty MFHR
   (Grande Market Place Proj)
   GNMA Ser 02A AMT
   5.40%, 11/20/43                                            4,750    4,853,550
Elk River Indpt Sch Dist
   FSA Ser 03
   4.851%, 2/01/15(a)(b)                                      3,065    3,521,195
Farmington Indpt Sch Dist 192
   FSA Ser 05B
   5.00%, 2/01/24                                             3,875    4,106,725
Golden Valley Hlth Fac
   (Convenant Retirement Cmnty) Ser 99A
   5.50%, 12/01/29                                            1,000    1,032,160
Little Canada MFHR
   (Cedars Lakeside Apts) GNMA Ser 97A
   5.95%, 2/01/32                                             2,650    2,732,865
Minneapolis & St. Paul Arpt Rev
   FGIC Ser 00B AMT
   6.00%, 1/01/21                                             3,455    3,731,607
   MBIA Ser 03A
   5.00%, 1/01/28                                             1,500    1,559,130
Minneapolis Common Bond Fund
   Ser 97-2 AMT
   6.20%, 6/01/17                                             1,485    1,532,654
   Ser 01G-3
   5.45%, 12/01/31                                            1,500    1,646,400
Minneapolis Health Care Sys Rev
  (Fairview Hlth Svcs) Ser 05D
   5.00%, 11/15/30                                            1,000    1,050,800
Minneapolis Hosp Rev
   (Allina Hlth Sys) Ser 02A
   5.75%, 11/15/32                                            1,500    1,606,800
Minneapolis MFHR
   (Bottineau Commons Proj) GNMA Ser 02 AMT
   5.45%, 4/20/43                                             2,000    2,052,260
   (Sumner Field) GNMA Ser 02 AMT
   5.60%, 11/20/43                                            2,505    2,575,240
Minneapolis Pkg Assmt GO
   MBIA Ser 02
   5.25%, 12/01/26                                            2,000    2,173,360
Minnesota Agric & Eco Dev
   (Small Business Loan Proj) AMT
   Ser 96A
   6.75%, 8/01/16                                             1,450    1,494,341
   Ser 00C
   7.25%, 8/01/20                                             1,000    1,066,480
   Ser 00D
   7.25%, 8/01/20                                             1,000    1,066,480

                                                          Principal
                                                            Amount
                                                            (000)       Value
                                                          ---------   ----------
Minnesota Agric & Eco Dev Hlth Fac
   (Benedictine Hlth Sys) MBIA Ser 99
   5.13%, 2/15/29(c)                                         $4,000   $4,144,240
   (Evangelical Lutheran Proj) Ser 02
   6.00%, 2/01/22-2/01/27                                     2,880    3,128,396
Minnesota Agric & Economic Dev Brd Rev
   (Prerefunded-Hlth Care Sys) Ser 00A
   6.375%, 11/15/29                                           1,700    1,929,381
Minnesota Higher Ed Fac Auth
   (College Art & Design) Ser 00-5D
   6.75%, 5/01/26                                             1,000    1,085,770
   (Hamline Univ) Ser 99-5B
   6.00%, 10/01/29                                            1,250    1,319,038
   (St Catherine College)
   5.38%, 10/01/32                                            1,000    1,044,990
   (Univ St Thomas) Ser 04-5
   5.00%, 10/01/24                                            1,000    1,039,390
   5.25%, 10/01/34                                            1,000    1,049,200
Minnesota Hsg Fin Agy
   Ser 04A AMT
   9.701%, 1/01/07(a)(b)                                        415      440,655
   Ser 04B AMT
   9.845%, 1/01/07(a)(b)                                        280      297,690
   Ser 04C AMT
   9.124%, 1/01/10(a)(b)                                        750      809,528
Minnesota Municipal Pwr Agy Elec
   Ser 04A
   5.25%, 10/01/24                                              500      529,035
Minnesota Municipal Pwr Agy Elec Rev
   5.25%, 10/01/21                                            3,000    3,204,930
Minnetonka MFHR
   (Archer Heights Apts Proj)
   GNMA Ser 99A AMT
   5.30%, 1/20/27                                             1,620    1,667,061
Prior Lake Indpt Sch Dist No. 719
   (School Bldg) Ser 05B FSA
   5.00%, 2/01/23                                             3,350    3,560,748
Sartell Poll Ctl Rev
   (International Paper) Ser 03A
   5.20%, 6/01/27                                             1,000    1,010,350
Seaway Port Auth Duluth
   Indl Dev Dock & Wharf
   (Cargill Inc. Proj) Ser 04
   4.20%, 5/01/13                                             2,150    2,143,185
Shakopee Health Care Facs TBD
   (St Francis Regl Med Ctr) Ser 04
   5.10%, 9/01/25                                               600      617,730
Shoreview MFHR
   (Lexington Shores Proj)
   GNMA Ser 01A AMT
   5.55%, 8/20/42                                             1,445    1,479,507
St. Paul Recreational Facs Gross Rev
   (Highland National Project)
   5.00%, 10/01/20-10/01/25                                   1,750    1,854,925
St. Cloud Hosp Rev
   (Saint Cloud Hosp) FSA Ser 00A
   5.875%, 5/01/30                                            3,750    4,098,525
St. Paul Hsg & Redev Auth Hosp Rev
   (Healtheast Proj) Ser 05
   6.00%, 11/15/25                                              500      534,850
St. Paul MFHR
   (Burlington Apt-8) GNMA
   5.35%, 5/01/31                                             1,550    1,552,232
St. Paul Pkg Auth Rev
   (Block 19 Ramp) FSA Ser 02A
   5.35%, 8/01/29                                             3,075    3,291,449
St. Paul Port Auth Lease Rev
   (Cedar St. Office Building) Ser 03
   5.00%, 12/01/23                                            1,000    1,048,500
   Ser 02
   5.25%, 12/01/27                                            1,725    1,830,415

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Waconia Hlth Care Fac Rev
   (Ridgeview Med Ctr) RADIAN Ser 99A
   6.125%, 1/01/29                                         $3,415   $  3,707,631
Western Pwr Agy
   MBIA Ser 03A
   5.00%, 1/01/26-1/01/30                                   3,100      3,236,557
White Bear Lake MFHR
   (Renova Partners Proj)
   FNMA Ser 01 AMT
   5.60%, 10/01/30                                          1,000      1,032,850
Willmar Hosp Rev
   (Rice Mem Hosp Proj) FSA Ser 02
   5.00%, 2/01/32                                           2,000      2,078,340
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $94,021,854)                                                 98,423,244
                                                                    ------------
Short-Term Municipal Notes(d)--0.7%
California--0.7%
California State GO
   Ser 03A-2
   3.75%, 5/01/33                                             200        200,000
California State Dept Wtr Res Pwr Supply Rev
   Ser 02B-2
   3.75%, 5/01/22                                             500        500,000
                                                                    ------------
Total Short-Term Municipal Notes
   (cost $700,000)                                                       700,000
                                                                    ------------
Total Municipal Bonds & Notes
   (cost $94,721,854)                                                 99,123,244
                                                                    ------------
Total Investments--98.7%
   (cost $94,721,854)                                                 99,123,244
Other assets less liabilities--1.3%                                    1,304,196
                                                                    ------------
Net Assets--100%                                                    $100,427,440
                                                                    ------------

INTEREST RATE SWAP CONTRACTS PURCHASED

                                                         Rate Type
                                                -----------------------------
                                                   Payment         Payment
                       Notional                      made          received       Unrealized
        Swap            Amount    Termination       by the          by the       Appreciation/
    Counterparty         (000)        Date        Portfolio       Portfolio     (Depreciation)
    ------------       --------   -----------   -------------   -------------   --------------
   Citigroup, Inc.      $1,000      6/22/07          BMA*           2.962%         $(6,448)
                                                  76.48% of
 Goldman Sachs & Co.     5,600      2/03/06     1 Month LIBOR+       BMA*           (2,069)
 Goldman Sachs & Co.       500      7/05/06          BMA*           3.283%             (74)
 Goldman Sachs & Co.       500      1/05/07          BMA*           3.405%              50
JPMorgan Chase & Co.       900      4/05/07          BMA*           2.988%          (4,301)

                                                                  85.10% of
    Merrill Lynch        5,600      2/03/06          BMA*       1 Month LIBOR+       6,151
   Morgan Stanley          500      4/06/06          BMA*           3.081%              26
   Morgan Stanley          500      10/06/06         BMA*           3.217%            (207)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $5,069,068 or 5.0% of the net assets.

(c) Represents entire or partial position segregated as collateral for interest rate swaps.

(d)  Variable rate coupon, rate shown as of December 31, 2005

Glossary of Terms:
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
RADIAN - Radian Group, Inc.
TBD - To Be Determined

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005

                                                        Principal
                                                          Amount
Company                                                   (000)        Value
-------                                                 ---------   ------------
MUNICIPAL BONDS & NOTES--99.0%
Long-Term Municipal Bonds--96.8%
New Jersey--88.1%
Bergen Cnty N J Impt Auth Sch
   (Wyckoff Twp Brd Ed Proj) Ser 05
   5.00%, 4/01/25                                         $ 1,555   $  1,639,592
Hoboken Parking Auth AMBAC Ser 01A
   5.30%, 5/01/27                                           3,700      4,084,097
Lafayette Yard Com Dev Corp (Conv Ctr Hotel Proj)
   MBIA Ser 00
   5.80%, 4/01/35                                           2,100      2,316,363
Middlesex Cnty MFHR FNMA Ser 01 AMT
   5.25%, 7/01/21                                             750        796,928
Morris-Union Jointure Commn NJ Ctsf Partn RADIAN
   Ser 04 5.00%, 5/01/24                                    2,200      2,286,262
New Jersey Eco Dev Auth (American Water Co) FGIC AMT
   6.875%, 11/01/34                                         5,000      5,060,750
   (Anheuser-Busch) Ser 95 AMT
   5.85%, 12/01/30                                          5,000      5,148,950
   (Hackensack Water Co) MBIA Ser 94B AMT
   5.90%, 3/01/24                                           4,000      4,019,480
   (Kapkowski Rd) Ser 98B
   6.50%, 4/01/28                                           7,500      8,709,599
   (Kapkowski Rd) Ser 98B AMT
   6.50%, 4/01/31                                           2,085      2,372,897
   (Liberty State Park Proj) Ser A
   5.00%, 3/01/24                                           1,500      1,579,950
   Ser C
   5.00%, 3/01/27                                           2,000      2,100,280
   (Masonic Charity Foundation Proj) Ser 01
   5.50%, 6/01/31                                           1,000      1,075,700
   Ser 02
   5.25%, 6/01/24                                             540        578,027
   (NUI Corp) ACA Ser 98A AMT
   5.25%, 11/01/33                                          3,700      3,762,678
   (Pub Ser Elec & Gas) MBIA Ser 94A AMT
   6.40%, 5/01/32                                           5,000      5,058,500
   (School Facs Construction)
   5.25%, 3/01/25                                           3,300      3,514,434
New Jersey Eco Dev Auth School Fac
   Ser 04-I
   5.25%, 9/01/24                                           2,510      2,774,253
   AMBAC Ser 03
   6.071%, 6/15/21 (a) (b)                                  2,250      2,904,570
New Jersey Health Care Facs Fing Auth Rev (RWJ Health
   Care Corp.) RADIAN Ser 05B
   5.00%, 7/01/25                                             960        996,739
   (St Clare's Hospital Inc.) RADIAN Ser 04A
   5.25%, 7/01/23                                           2,085      2,206,368
New Jersey Health Care Fac
   (Atlantic City Med Ctr) Ser 02
   5.75%, 7/01/25                                           1,875      1,989,375
   (Bayshore Cmnty Hosp) RADIAN Ser 02
   5.125%, 7/01/32                                          9,250      9,594,747
   (Capital Health System) Ser 03
   5.00%, 7/01/26                                           1,250      1,276,600
   (Good Shepherd) RADIAN Ser 01A
   5.20%, 7/01/31                                           1,350      1,408,172

                                                        Principal
                                                          Amount
Company                                                   (000)        Value
-------                                                 ---------   ------------
   (Kennedy Health System) Ser 01
   5.625%, 7/01/31                                        $ 2,700   $  2,855,682
   (Newton Memorial Hosp) FSA Ser 01
   5.00%, 7/01/26                                           1,500      1,561,335
   (Palisades Med Ctr) ACA Ser 99
   5.25%, 7/01/28                                           1,000      1,013,140
   (Southern Ocean County Hosp) RADIAN Ser 01
   5.125%, 7/01/31                                          4,500      4,673,115
   (Wood Johnson) Ser 00
   5.75%, 7/01/31                                           3,350      3,595,823
New Jersey Higher Ed
   (Student Loan) MBIA Ser 00A AMT
   6.15%, 6/01/19                                             950        970,073
New Jersey Hsg & Mtg Fin Agy MFHR
   (Pooled Loan) AMBAC Ser 96A AMT
   6.25%, 5/01/28                                           5,000      5,120,150
   (Rental Hsg) FSA AMT Ser 00A1
   6.35%, 11/01/31                                          2,000      2,106,920
New Jersey St Ed Facs Auth
   (Higher Ed Cap Impt) Ser 02A
   5.125%, 9/01/22                                          2,500      2,653,775
   (Princeton Univ) Ser 05A
   5.00%, 7/01/23                                           3,480      3,715,666
   (Ramapo College of New Jersey)
   AMBAC Ser 01D
   5.00%, 7/01/31                                           1,000      1,035,870
   FGIC Ser 04E
   5.00%, 7/01/23 - 07/01/28                                3,250      3,437,333
New Jersey State Trans Auth
   (Transportation System) Ser 03C
   5.50%, 6/15/24                                           3,750      4,190,813
Newark Hsg Auth
   (Newark Marine Terminal)  MBIA Ser 04
   5.25%, 1/01/21 - 1/01/22 (c)                             3,580      3,882,553
North Hudson Sew Auth
   MBIA Ser 01A Zero Coupon, 8/01/24                       12,340      5,216,734
Port Auth NY & NJ
   (121st) MBIA Ser 00
   5.375%, 10/15/35                                         5,000      5,206,050
   (126th) FGIC Ser 02
   5.25%, 5/15/37                                           2,500      2,642,725
   (JFK Int'l Airport Proj) MBIA Ser 97-6 AMT
   5.75%, 12/01/22                                          7,675      8,106,258
Salem Cnty PCR
   (PSE&G Power) Ser 01A AMT
   5.75%, 4/01/31                                           1,500      1,597,095
South Jersey Port Corp
   (Marine Terminal) AMT
   5.20%, 1/01/23                                           1,000      1,045,840
South Jersey Transportation Auth
   (Raytheon Aircraft Service) Ser 97A AMT
   6.15%, 1/01/22                                             335        340,280
Union Cnty  Impt Auth
   MBIA Ser 03A
   5.25%, 8/15/23                                           2,885      3,121,455
Vineland Sewer Rev
   (Landis Sewerage) FGIC Ser 93C
   7.97%, 9/19/19 (b)                                       3,250      4,017,455
                                                                    ------------
                                                                     149,361,451
                                                                    ------------
California--0.6%
   California State GO 5.25%, 11/01/25                      1,000      1,065,900
                                                                    ------------

                                                        Principal
                                                          Amount
Company                                                   (000)        Value
-------                                                 ---------   ------------
Colorado--0.3%
   Northwest Met Dist No.3 GO
   6.125%, 12/01/25                                       $   500   $    501,850
                                                                    ------------
Florida--3.3%
   Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                           2,500      2,644,525
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                           1,000      1,088,270
Hammock Bay Cmnty Dev Dist
   (Special Assessment) Ser 04A
   6.15%, 5/01/24                                             500        504,410
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                           1,270      1,312,812
                                                                    ------------
                                                                       5,550,017
                                                                    ------------
Guam--0.3%
   Guam Govt Wtrwks Auth Wtr & Wastewtr Sys Rev
   6.00%, 7/01/25                                             500        536,160
                                                                    ------------
Illinois--0.9%
Antioch Village Spcl Svc Area
   (Clublands Proj) Ser 03
   6.625%, 3/01/33                                          1,000      1,012,450
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                             550        551,243
                                                                    ------------
                                                                       1,563,693
                                                                    ------------
Nevada--1.2%
Henderson Loc Impt Dist Ser 03
   5.80%, 3/01/23                                             960        989,808
North Las Vegas Cmnty Fac Dist
   (#60  Aliante)
   6.40%, 12/01/22                                            990      1,022,066
                                                                    ------------
                                                                       2,011,874
                                                                    ------------
Ohio--0.3%
Port Auth Columbiana Cnty Ohio Solid Waste Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                            500        503,885
                                                                    ------------
Pennsylvania--1.0%
Delaware Riv Jt Toll Bridge Rev
   (PA/NJ Bridge) Ser 03
   5.00%, 7/01/28                                           1,625      1,687,676
                                                                    ------------
Virginia--0.8%
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                           1,200      1,317,996
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $154,308,847)                                               164,100,502
                                                                    ------------
Short-Term Municipal Notes (d)--2.1%
New Jersey--2.1%
   Port Auth NY & NJ Spl Oblig Rev
   3.75%, 6/01/20
   (cost $3,700,000)                                        3,700      3,700,000
                                                                    ------------

Total Investments--99.0%
   (cost $158,008,847)                                               167,800,502
Other assets less liabilities--1.0%                                    1,697,787
                                                                    ------------
Net Assets--100%                                                    $169,498,289
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                -------------------------------
                       Notional                     Payment          Payment         Unrealized
                        Amount    Termination       made by        received by     Appreciation/
Swap Counterparty        (000)        Date       the Portfolio    the Portfolio   (Depreciation)
-----------------      --------   -----------   --------------   --------------   --------------
   Citigroup, Inc.      $ 1,800     6/22/07          BMA*            2.962%         $ (11,606)
   Citigroup, Inc.        7,800     6/22/07         4.037%           MMD ++          (139,934)
                                                  76.48% of
 Goldman Sachs & Co.     11,700     2/03/06     1 Month LIBOR+        BMA*             (4,323)
 Goldman Sachs & Co.        900     7/05/06          BMA*            3.283%              (134)
 Goldman Sachs & Co.        900     1/05/07          BMA*            3.405%                90
JPMorgan Chase & Co.      1,700     4/05/07          BMA*            2.988%            (8,123)
                                                                   85.10% of
    Merrill Lynch        11,700     2/03/06          BMA*        1 Month LIBOR+        12,852
   Morgan Stanley           900     4/06/06          BMA*            3.081%                47
   Morgan Stanley           900    10/06/06          BMA*            3.217%              (372)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

++   MMD (Municipal Market Data)

(a) Security is exempt from registration under Rule 144A of the securities Acts of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified resold in buyers. At December 31, 2005, the aggregate market value of these securities amounted to $2,904,570 or 1.7% of net assets.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swaps.

(d)  Variable rate coupon, rate shown as of December 31, 2005.

Glossary of Terms:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
MFHR - Multi-Family Housing Revenue
NR - Rating not applied for
PCR - Pollution Control Revenue
RADIAN - Radian Group, Inc.

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--99.3%
Long-Term Municipal Bonds--97.8%
Ohio--88.3%
Akron GO
   MBIA Ser 02
   5.00%, 12/01/23                                           $1,000   $1,047,490
Akron Stadium Rev
   (Canal Park) Ser 96
   6.90%, 12/01/16                                            5,000    5,257,550
Brookville Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/26                                            2,000    2,094,280
Canton Ohio City Sch Dist
   MBIA Ser 04B
   5.00%, 12/01/22 -12/01/23                                  2,150    2,277,051
Central Ohio Solid Waste Auth
   AMBAC Ser 04B
   5.00%, 12/01/21                                            2,035    2,159,501
Cincinnati Tech & Cmnty College
   AMBAC Ser 02
   5.00%, 10/01/28                                            5,000    5,214,650
Cleveland Cuyahoga Port Auth
   Ser 01
   7.35%, 12/01/31                                            2,000    2,110,000
   (Rita Proj) RADIAN Ser 04
   5.00%, 11/15/19                                            1,850    1,937,542
Cleveland GO
   Ser 02 MBIA
   5.25%, 12/01/27                                            4,380    4,639,559
   Ser 04 AMBAC
   5.25%, 12/01/24                                            1,200    1,293,684
Columbus Sch Dist
   FGIC Ser 03
   5.00%, 12/01/24 -12/01/25                                  4,730    4,951,910
Cuyahoga Cnty Hosp Rev
   (UHHS) Ser 00
   7.50%, 1/01/30                                             1,900    2,117,056
Cuyahoga Cnty MFHR
   (Livingston Park Apts) GNMA Ser 02A
   5.45%, 9/20/39                                             1,500    1,538,550
   (Longwood Proj) GNMA Ser 01 AMT
   5.60%, 1/20/43                                             3,620    3,743,514
   (West Tech Apts Proj) GNMA Ser 02A AMT
   5.45%, 3/20/44                                             1,075    1,101,585
Dayton Ohio Arpt Rev
   (James M Cox Dayton Intl) RADIAN Ser 03A
   5.00%, 12/01/23                                            1,280    1,318,694
Dayton Sch Dist
   (Administrative Fac Proj) Ser 03
   6.00%, 12/01/19 -12/01/21                                  3,040    3,386,756
Delaware Sch Dist
   MBIA Ser 04
   5.00%, 12/01/19                                            1,340    1,434,336
Dublin Sch Dist GO
   FSA Ser 03
   5.00%, 12/01/22                                            1,500    1,583,055
Erie Cnty Hosp Rev
   (Firelands Med Ctr) Ser 02A
   5.625%, 8/15/32                                            1,500    1,589,805
Fairfield Cnty Ohio Hosp Facs Rev
   (Fairfield Med Ctr Proj) RADIAN Ser 03
   5.00%, 6/15/24                                             1,000    1,025,430

                                                         Principal
                                                           Amount
                                                            (000)       Value
                                                         ---------   -----------
Fairview Park Ohio
   MBIA Ser 05
   5.00%, 12/01/25                                         $ 4,000   $ 4,207,280
Franklin Cnty
   (Online Computer Library Ctr) Ser 98A
   5.20%, 10/01/20                                           2,800     2,923,900
Franklin Cnty MFHR
   (Agler Green) GNMA Ser 02A AMT
   5.65%, 5/20/32                                              770       803,326
   5.80%, 5/20/44                                            1,150     1,197,081
   (Wellington Village Proj)
   GNMA Ser 01A AMT
   5.40%, 2/20/43                                            3,845     3,907,904
Greater Cleveland Regl Tran Auth
   MBIA Ser 04
   5.00%, 12/01/24                                           1,350     1,425,397
Hamilton Cnty Health Fac
   (Twin Towers) Ser 99A
   5.80%, 10/01/23                                           1,775     1,812,417
Hamilton Cnty Ohio Convention Facs Auth Rev
   FGIC Ser 04
   5.00%, 12/01/23                                           1,330     1,404,653
Hamilton Cnty Sales Tax
   AMBAC Ser 00B
   5.25%, 12/01/32 (a)                                      13,185    13,913,603
Hamilton City Sch Dist MBIA
   5.00%, 12/01/24                                           1,000     1,054,440
Hilliard Sch Dist
   (Sch Constr) MBIA
   5.00%, 12/01/26                                           1,850     1,955,025
Lucas Cnty Health Fac
   (Altenheim Proj) GNMA Ser 99
   5.50%, 7/20/40                                            3,200     3,373,376
Madeira City Sch Dist GO
   MBIA Ser 04
   5.00%, 12/01/22 -12/01/23                                 2,665     2,824,907
Oak Hills Ohio Loc Sch Dist
   FSA Ser 05
   5.00%, 12/01/25                                           1,000     1,054,290
Ohio Air Quality Dev Auth PCR
   (Toledo Edison Co) Ser 97A AMT
   6.10%, 8/01/27                                            5,000     5,253,800
Ohio Capital Corp MFHR
   (Rental Hsg) MBIA Ser 95E Pre Re
   6.35%, 1/01/22                                              755       770,885
Ohio Hsg Fin Agy MFHR
   (Park Trails Apt) AMBAC Ser 01A AMT
   5.50%, 12/01/34                                           1,670     1,719,065
Ohio Hsg Fin Agy SFMR
   (Mortgage Rev) GNMA  AMT
   Ser 02
   5.375%, 9/01/33                                           2,140     2,169,489
   Ser 02-A2
   5.60%, 9/01/34                                              575       587,851
   Ser 02-A3
   5.50%, 9/01/34                                            1,580     1,624,667
Ohio Sewer & Solid Waste Disp Facs
   (Anheuser-Busch) Ser 01 AMT
   5.50%, 11/01/35                                           3,000     3,131,670
Ohio St Bldg Auth
   (Adult Correctl Proj) MBIA Ser 04A
   5.00%, 4/01/22                                            2,975     3,145,497
   (St Facs-Admin Bldg Fd Proj) Ser 05A
   5.00%, 4/01/24                                            1,500     1,583,955
Ohio State GO
   Ser 04A
   5.00%, 6/15/22                                            3,000     3,195,420

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Ohio State Higher Ed Fac Cmnty
   (Denison University Proj) Ser 04
   5.00%, 11/01/21- 11/01/24                               $3,440   $  3,641,411
Ohio State School Dist
   FGIC Ser 03A
   4.911%, 3/15/15 (b)(c)                                   6,300      7,276,122
Ohio State University
   MBIA Ser 04
   5.00%, 12/01/22                                          1,950      2,063,705
Ohio Wtr Dev Auth
   (Anheuser-Busch) Ser 99 AMT
   6.00%, 8/01/38                                           2,250      2,345,827
Ohio Wtr Dev Auth PCR
   (Cleveland Electric) Ser 97A AMT
    6.10%, 8/01/20                                          2,000      2,090,880
Pinnacle Comnty Fin Auth
   Series A
   6.00%, 12/01/22                                          2,155      2,249,367
Port Auth Columbiana Cnty Ohio Solid Waste
   Fac Rev
   (Apex Environmental LLC) Ser 04A AMT
   7.125%, 8/01/25                                            500        503,885
Princeton Sch Dist
   MBIA Ser 03
   5.00%, 12/01/24                                          1,600      1,680,896
Riversouth Auth Ohio Rev
   (Area Redevelopment)
   Series 04A
   5.25%, 12/01/21 - 12/01/22                               2,000      2,173,170
   Ser 05
   5.00%, 12/01/24                                          3,590      3,784,901
Steubenville Hosp Rev
   (Trinity Hlth) Ser 00
   6.50%, 10/01/30                                          2,500      2,747,925
Teays Valley  Local Sch Dist MBIA
   5.00%, 12/01/27                                          3,040      3,195,040
Toledo School Dist
   FGIC Ser 03B
   5.00%, 12/01/23                                          2,940      3,090,675
Toledo-Lucas Cnty Port Auth
   (Cargill, Inc. Project) Ser 04B
   4.50%, 12/01/15                                          2,500      2,558,150
   (Crocker Park Proj) Ser 03
   5.375%, 12/01/35                                         5,000      5,325,750
Toledo-Lucas Cnty Port Fac
   (CSX Transportation) Ser 92
   6.45%, 12/15/21                                          1,270      1,472,197
                                                                    ------------
                                                                     163,061,797
                                                                    ------------
California--1.7%
California State GO
   5.20%, 4/01/26                                           1,000      1,056,840
   5.25%, 4/01/29                                           2,000      2,113,440
                                                                    ------------
                                                                       3,170,280
                                                                    ------------
Colorado--0.3%
Northwest Met Dist No.3 GO
   6.125%, 12/01/25                                           500        501,850
                                                                    ------------
Florida--3.8%
Collier Cnty Cmnty Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                           1,340      1,388,709
Collier Cnty IDR
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                          1,500      1,533,465

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                          $2,000   $  2,115,620
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                             965      1,050,181
Hammock Bay Cmnty Dev Dist - Fla Spl
   Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                             500        504,410
Manatee Cnty Cmnty Dev Dist
   (Heritage Harbor South) Ser 02B
   5.40%, 11/01/08                                            535        533,850
                                                                    ------------
                                                                       7,126,235
                                                                    ------------
Georgia--0.3%
Atlanta  Tax Allocation
   (Eastside Proj) Ser 05B
   5.60%, 1/01/30                                             500        501,815
                                                                    ------------
Illinois--0.8%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                          1,000      1,012,450
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                             565        566,277
                                                                    ------------
                                                                       1,578,727
                                                                    ------------
Puerto Rico--2.6%
Puerto Rico Municipal Finance Agency GO
   Ser 05A
   5.25%, 8/01/23                                             375        394,579
Puerto Rico Tobacco Settlement Rev
   (Childrens Trust Fund) Ser 00
   6.00%, 7/01/26                                           4,000      4,417,320
                                                                    ------------
                                                                       4,811,899
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $173,300,100)                                               180,752,603
                                                                    ------------
Short-Term Municipal Notes(d)--1.5%
Alaska--1.5%
Valdez Alaska Marine Term Rev
   Ser 03B
   3.78%, 7/01/37
   (cost $2,700,000)                                        2,700      2,700,000
                                                                    ------------
Total Investments--99.3%
   (cost $176,000,100)                                               183,452,603
Other assets less liabilities--0.7%                                    1,266,206
                                                                    ------------
Net Assets--100%                                                    $184,718,809
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                -------------------------------
                                                    Payment          Payment
                       Notional                      made           received        Unrealized
        Swap            Amount    Termination       by the           by the        Appreciation/
    Counterparty        (000)        Date          Portfolio        Portfolio     (Depreciation)
--------------------   --------   -----------   --------------   --------------   --------------
   Citigroup, Inc.      $ 2,000      6/22/07         BMA*            2.962%           $(12,896)

                                                   76.48% of
 Goldman Sachs & Co.     11,100      2/03/06    1 Month LIBOR+        BMA*              (4,102)
 Goldman Sachs & Co.        900      7/05/06         BMA*            3.283%               (134)
 Goldman Sachs & Co.        900      1/05/07         BMA*            3.405%                 90
JPMorgan Chase & Co.      1,800      4/05/07         BMA*            2.988%             (8,601)

                                                                   85.10% of
    Merrill Lynch        11,100      2/03/06         BMA*        1 Month LIBOR+         12,193
   Morgan Stanley           900      4/06/06         BMA*            3.081%                 47
   Morgan Stanley           900     10/06/06         BMA*            3.217%               (372)


*    BMA (Bonds Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Securities are exempt from registration under Rule 144A of the securities Acts of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified resold in buyers. At December 31, 2005, the aggregate market value of these securities amounted to $7,276,121 or 3.9% of net assets.

(d)  Variable rate coupon, rate shown as of December 31, 2005.

Glossary of Terms:

AMBAC    American Municipal Bond Assurance Corporation
AMT      Alternative Minimum Tax
FGIC     Financial Guaranty Insurance Company
FSA      Financial Security Assurance, Inc.
GNMA     Government National Mortgage Association
GO       General Obligation
IDR      Industrial Development Revenue
MBIA     Municipal Bond Investors Assurance
MFHR     Multi-Family Housing Revenue
PCR      Pollution Control Revenue
RADIAN   Radian Group, Inc.
SFMR     Single Family Mortgage Revenue

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                          Principal
                                                            Amount
                                                            (000)       Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--95.7%
Long-Term Municipal Bonds--86.8%
Pennsylvania--72.3%
Allegheny Cnty Arpt Rev
   MBIA Ser 97 AMT
   5.75%, 1/01/10                                           $2,540    $2,700,452
Allegheny Cnty GO
   FGIC Ser 05C-57
   5.00%, 11/01/23                                           6,390     6,739,149
Allegheny Cnty Higher Ed
   (Thiel College) ACA Ser 99A
   5.375%, 11/15/19-11/15/29                                 2,500     2,553,645
Allegheny Cnty Hlth Fac
   (South Hills Hlth) Ser 00B
   6.75%, 5/01/25                                            1,555     1,645,237
Allegheny Cnty Hlth Rev
   (Residential Resources) Ser 01
   6.60%, 9/01/31                                            1,595     1,678,482
Allegheny Cnty PCR
   (USX Corp.) Ser 98
   5.50%, 12/01/29                                           2,680     2,790,523
Allegheny Cnty Redev Auth Rev
   (Pittsburgh Mills Proj)
   5.60%, 7/01/23                                            1,500     1,574,010
Allegheny Cnty San Auth Swr Rev
   MBIA Ser 05A
   5.00%, 12/01/24                                           7,490     7,884,273
Butler Cnty
   FGIC Ser 03
   5.25%, 7/15/26                                            1,625     1,791,400
Chester Upland Sch Dist
   4.30%, 5/15/14                                            1,705     1,715,025
Crawford Cnty Hlth Fac
   (Wesbury Methodist) Ser 99
   6.25%, 8/15/29                                            1,600     1,633,008
Delaware Cnty Higher Ed
   (Eastern College) Ser 99
   5.625%, 10/01/28                                          2,500     2,536,300
Ephrata  Area Sch Dist FGIC
   5.00%, 3/01/22                                            1,000     1,061,010
Harrisburg Arpt Auth
   (Susquehanna Arpt Proj) Ser 99 AMT
   5.50%, 1/01/24                                            3,490     3,514,884
Lancaster Swr Auth Rev
   MBIA Ser 04
   5.00%, 4/01/22                                            1,330     1,402,432
Lehigh Northampton Airport Rev
   MBIA Ser 00 AMT
   6.00%, 5/15/30                                            4,400     4,748,744
Lycoming Cnty Higher Ed
   (College of Technology) AMBAC Ser 02
   5.25%, 5/01/32                                            2,250     2,355,683
Mckean Cnty Hosp Auth Rev
  (Bradford Hosp Proj ACA)
   5.25%, 10/01/30                                           1,000     1,027,550
Montgomery Cnty Higher Ed
   (Beaver College) RADIAN Ser 99
   5.70%, 4/01/27                                            6,000     6,260,220
Montgomery Cnty Hospital Rev
   (Abington Memorial Hosp) Ser 02A
   5.125%, 6/01/32                                           3,000     3,086,400
Montgomery Cnty Indl Dev Auth Rev
   (Whitemarsh Continuing Care)
   6.00%, 2/01/21                                              415       438,638
Pennsylvania Eco Dev Auth
   (30th St Station) ACA Ser 02 AMT
   5.875%, 6/01/33                                           3,485     3,679,777

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
   (Amtrak) Ser 01A AMT
   6.375%, 11/01/41                                       $5,000    $  5,363,050
Pennsylvania Higher Ed
   (Dickinson College) RADIAN Ser 03AA-1
   5.00%, 11/01/26                                         1,000       1,026,630
   (UPMC Health Sys) Ser 01A
   6.00%, 1/15/31                                          2,405       2,631,431
Pennsylvania Higher Edl Facs Auth Rev
   (Univ Health Sys) AMBAC Ser 05A
   5.00%, 8/15/20                                          2,000       2,122,120
Pennsylvania Hsg Fin Agy SFMR
   (Mortgage Rev) AMT
   Ser 02-74B
   5.25%, 4/01/32                                          3,170       3,206,677
Philadephia Gas Wks Rev
   AGC Ser 04A-1
   5.25%, 9/01/19                                          1,015       1,082,508
Philadelphia Indl Dev Rev
   FSA Ser 03
   8.835%, 10/01/10(a)(b)                                  1,600       1,963,840
   Leadership Learning Partners-Ser 05A
   5.25%, 7/01/24(b)                                         350         342,629
Philadelphia Redev Auth Rev
   (Neighborhood Transformation) FGIC Ser 05C
   5.00%, 4/15/28                                          3,160       3,317,684
Philadelphia Sch Dist Lease Rev
   FSA Ser 03
   5.25%, 6/01/26(c)                                       5,000       5,334,250
Pittsburgh Pub Pkg Auth Pkg Rev
   FGIC Ser 05A
   5.00%, 12/01/19-12/01/25                                3,435       3,619,253
   FGIC Ser 05B
   5.00%, 12/01/23                                         3,900       4,102,098
Pittsburgh Urban Redev Auth SFMR
   (Mortgage Rev) FHA  AMT
   Ser 97A
   6.25%, 10/01/28                                           790         815,154
Potter Cnty Hosp Rev
  (Charles Cole Memorial) RADIAN Ser 96
   6.05%, 8/01/24                                          4,340       4,464,037
Southcentral Gen Auth Rev
  (Hanover Hosp, Inc.)
   5.00%, 12/01/25                                         1,570       1,632,125
  (Pre-refunded Wellspan Health)
   5.25%, 5/15/31                                          3,905       4,270,664
  (Wellspan Health)
   5.25%, 5/15/31                                            795         847,128
State Pub Sch Bldg Auth Sch Rev
  (Colonial Northampton Inter Unit 20)
   FGIC Ser 05
   5.00%, 5/15/26                                          2,025       2,123,638
                                                                    ------------
                                                                     111,081,758
                                                                    ------------

California--0.7%
California State GO
   5.00%, 2/01/33                                          1,000       1,032,810
                                                                    ------------

                                                         Principal
                                                           Amount
                                                           (000)         Value
                                                         ---------    ----------
Colorado--0.3%
Northwest Met Dist No.3 GO
   6.125%, 12/01/25                                        $  500     $  501,850
                                                                      ----------

Florida--5.2%
Collier Cnty Cmnty Dev Dist
   (Fiddlers Creek) Ser 96
   7.50%, 5/01/18                                           1,145      1,186,621
Collier Cnty Ind Dev Rev
   (Southern States Utils) Ser 96 AMT
   6.50%, 10/01/25                                          2,000      2,044,620
Crossings at Fleming Island Cmnty Dev Dist
   (Eagle Harbor) Ser 00C
   7.10%, 5/01/30                                           2,000      2,115,619
Double Branch Cmnty Dev Dist
   (Oakleaf Village) Ser 02A
   6.70%, 5/01/34                                           1,045      1,137,242
Hammock Bay Cmnty Dev Dist - Fla Spl
   Assmt Rev
   Ser 04A
   6.15%, 5/01/24                                             440        443,881
Northern Palm Beach Asses Dist
   (Unit Development 27B) Ser 02
   6.40%, 8/01/32                                             960        992,362
                                                                      ----------
                                                                       7,920,345
                                                                      ----------

Guam--0.7%
Guam Govt Wtrwks Auth
   (Water & Waste System Revenue) Ser 05
   6.00%, 7/01/25                                             500        536,160
Guam Intl Arpt Auth
   MBIA Ser 03B
   5.25%, 10/01/23                                            500        539,835
                                                                      ----------
                                                                       1,075,995
                                                                      ----------

Illinois--1.6%
Antioch Village Spl Svc Area
   (Deercrest Proj) Ser 03
   6.625%, 3/01/33                                          1,000      1,012,450
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                             465        466,051
Yorkville Cmnty Fac Dist
   (Raintree Village Proj) Ser 03
   6.875%, 3/01/33                                          1,000      1,042,940
                                                                      ----------
                                                                       2,521,441
                                                                      ----------

Puerto Rico--5.5%
Puerto Rico Comwlth Hwy & Trans Auth Rev
   FGIC Ser 03
   3.24%, 7/01/14(a)(b)                                     3,265      3,895,014
   FSA Ser 02D
   5.00%, 7/01/27                                           4,000      4,180,080
Puerto Rico Municipal Finance Agency GO
   Ser 05A
   5.25%, 8/01/23                                             300        315,663
                                                                      ----------
                                                                       8,390,757
                                                                      ----------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Virgin Islands--0.5%
Virgin Islands Pub Fin Auth Rev(a)(b)
   FSA Ser 03A
   7.66%, 10/01/13                                        $   85    $    120,670
   FSA Ser 03B
   7.66%, 10/01/14                                            50          72,895
   FSA Ser 03C
   8.92%, 10/01/15                                            70         108,230
   FSA Ser 03D
   8.92%, 10/01/16                                           180         272,765
   FSA Ser 03E
   8.92%, 10/01/17                                           115         172,170
                                                                    ------------
                                                                         746,730
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $126,699,245)                                               133,271,686
                                                                    ------------

Short-Term Municipal Notes(d)--8.9%
Pennsylvania--7.9%
Pennsylvania Hsg Fin Agy SFMR
   (Mortgage Rev) FSA Ser 03 AMT
   3.51%, 6/01/08(a)                                       5,200       5,200,000
Philadelphia Auth Indl Dev Revs
  (NewCourtland Elder Svc Project)
   3.65%, 3/01/27                                          7,000       7,000,000
                                                                    ------------
                                                                      12,200,000
                                                                    ------------

Virginia--1.0%
Loudoun Cnty Indl Dev Auth
   (Howard Hughes Med) Ser 03A
   3.77%, 2/15/38                                          1,500       1,500,000
                                                                    ------------
Total Short-Term Municipal Notes                                      13,700,000
   (cost $13,700,000)

Total Municipal Bonds & Notes
   (cost $140,399,245)                                               146,971,686
                                                                    ------------

Total Investments--95.7%
   (cost $140,399,245)                                               146,971,686
Other assets less liabilities--4.3%                                    6,563,378
                                                                    ------------
Net Assets--100%                                                    $153,535,064
                                                                    ------------

INTEREST RATE SWAP CONTRACTS

                                                           Rate Type
                                                -------------------------------
                                                    Payment          Payment
                       Notional                      made           received        Unrealized
        Swap            Amount    Termination       by the           by the       Appreciation/
    Counterparty         (000)        Date         Portfolio        Portfolio      (Depreciation)
--------------------   --------   -----------   --------------   --------------   ---------------
   Citigroup, Inc.      $1,600      6/22/07          BMA*            2.962%          $(10,317)
                                                  76.48% of
 Goldman Sachs & Co.     9,900      2/03/06     1 Month LIBOR+        BMA*             (3,658)
 Goldman Sachs & Co.       800      7/05/06          BMA*            3.283%              (119)
 Goldman Sachs & Co.       800      1/05/07          BMA*            3.405%                80
JPMorgan Chase & Co.     1,500      4/05/07          BMA*            2.988%            (7,168)
                                                                   85.10% of
    Merrill Lynch        9,900      2/03/06          BMA*        1 Month LIBOR+        10,875
   Morgan Stanley          800      4/06/06          BMA*            3.081%                42
   Morgan Stanley          800     10/06/06          BMA*            3.217%              (331)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $11,805,584 or 7.7% of the net assets.

(b) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Represents entire or partial position segregated as collateral for interest rate swap.

(d)  Variable rate coupon, rate shown as of December 31, 2005.

Glossary of Terms:

ACA - American Capital Access
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Authority
FSA - Financial Security Assurance, Inc.
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
PCR - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR - Single Family Mortgage Revenue

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2005(unaudited)

                                                          Principal
                                                            Amount
                                                            (000)        Value
                                                          ---------   ----------
MUNICIPAL BONDS & NOTES--97.8%
Long-Term Municipal Bonds--94.6%
Virginia--82.3%
Albemarle Cnty Ed Fac
   (The Convent School) Ser 01A
   7.75%, 7/15/32                                            $4,260   $4,724,042
Alexandria MFHR
   (Buckingham Village Apts) Ser 96A AMT
   6.15%, 1/01/29                                             4,000    4,084,880
Arlington Cnty Hosp Rev
   (Arlington Health Sys) Ser 01
   5.25%, 7/01/31                                             5,900    6,438,670
Arlington Cnty Ind Dev Rev Sewer Rev
   (Ogden Martin) FSA Ser 98B AMT
   5.25%, 1/01/09                                             2,295    2,412,022
Arlington Cnty MFHR
   (Arlington View Terrace)
   FNMA Ser 01 AMT
   5.15%, 11/01/31                                            1,550    1,603,320
Bell Creek Cmnty Dev Dist
   Ser 03A
   6.75%, 3/01/22                                               800      827,816
Broad Street Cmnty Dev Dist
   (Parking Fac) Ser 03
   7.50%, 6/01/33                                             1,500    1,647,495
Celebrate North Cmnty Dev Dist
   Ser 03B
   6.60%, 3/01/25                                             1,250    1,324,663
Chesterfield Cnty
   (Elec & Pwr Co) Ser 02
   5.875%, 6/01/17                                            3,800    4,148,650
Dinwiddie Cnty Indl Dev Auth
   (Lease Rev) MBIA Ser 04B
   5.00%, 2/15/24                                             3,200    3,365,312
Dulles Town Cmnty Dev Auth
   (Dulles Town Ctr Proj) Ser 98
   6.25%, 3/01/26                                             2,055    2,120,102
Fairfax Water Auth Rev
   Ser 02
   5.00%, 4/01/32(a)                                          3,380    3,519,324
Greater Richmond Hotel Tax Rev
   (Convention Ctr Proj) Ser 00
   6.25%, 6/15/32                                             6,000    6,746,100
Hampton Convention Ctr Rev
   AMBAC Ser 02
   5.00%, 1/15/35(b)                                          5,150    5,334,988
Harrisonburg MFHR
   (Battery Heights Assoc) GNMA Ser 96A
   6.25%, 4/20/36                                             5,185    5,307,055
   (Greens of Salem Run) FSA Ser 97 AMT
   6.30%, 4/01/29                                             1,110    1,150,215
Henry Cnty Hosp Rev
   (Memorial Hosp Martinsville & Henry)
   Ser 97
   6.00%, 1/01/27                                             1,250    1,294,663
James City Cnty Solid Waste Rev
  (Anheuser Busch Proj) Ser 97 AMT
   6.00%, 4/01/32                                             4,200    4,324,236
Metropolitan Washington Arpt Rev
   Ser 97B AMT
   5.50%, 10/01/23                                            9,410    9,829,121
Newport News Hlth Care Fac
  (Mennowood) GNMA Ser 96A
   6.25%, 8/01/36                                             2,590    2,685,545

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Newport News MFHR
   (Walker Village Proj) GNMA Ser 02A AMT
   5.55%, 9/20/34                                         $ 1,880   $  1,942,491
   5.65%, 3/20/44                                           1,660      1,710,232
Norfolk Arpt Auth Rev
   FGIC Ser 01B AMT
   5.30%, 7/01/25                                          10,000     10,424,699
   (Air Cargo) Ser 02 AMT
   6.25%, 1/01/30                                             995      1,021,377
Northwestern Regl Jail Auth Facs Rev MBIA
   5.00%, 7/01/25                                           1,500      1,578,705
Pocahontas Pkwy Assoc Tool Rd Rev
    Ser 98B
    Zero Coupon, 8/15/15                                      750        448,290
Portsmouth Util Rev
   FGIC Ser 01B
   5.00%, 6/01/26                                           1,500      1,525,755
Prince William MFHR
   (Woodwind Gables)
   AMBAC Ser 01A  AMT
   5.30%, 12/01/34                                          2,860      2,945,972
Richmond FSA
   Series 05A
   5.00%, 7/15/22                                           2,500      2,671,900
Staunton Ed Fac
   (Mary Baldwin College) Ser 96
   6.75%, 11/01/21                                          3,645      3,816,315
Upper Occoquan Sew Auth Rev FSA
   5.00%, 7/01/25                                           2,500      2,641,150
Virginia Beach  Wtr & Swr Rev
   5.00%, 10/01/30                                          2,000      2,103,800
Virginia Beach MFHR
   (Beth Sholom Terrace) GNMA Ser 02
   5.40%, 4/01/44                                           2,900      3,045,203
Virginia Biotechnology Auth
   (Consolidated Laboratories Proj) Ser 01
   5.00%, 9/01/21                                           4,170      4,396,264
Virginia College Bldg Auth Edl Facs Rev
   (Drivers) Ser 1153
   6.16%, 9/01/13(c)                                        5,860      6,883,390
Virginia Hsg Dev Auth MFHR
   (Rental Hsg)
   Ser 99 AMT
   5.95%, 2/01/23                                           5,525      5,736,607
   Ser 02B AMT
   5.50%, 4/01/27                                           5,000      5,150,700
Virginia Hsg Dev Auth SFMR
   (Mortgage Rev) Ser 01D AMT
   5.40%, 6/01/24                                           3,155      3,245,549
Virginia Port Auth Rev
   (Newport News) Ser 02 AMT
   5.00%, 7/01/27                                           1,000      1,039,940
   5.125%, 7/01/24                                          4,000      4,208,480
                                                                    ------------
                                                                     139,425,038
                                                                    ------------
California--0.6%
California State GO
   5.25%, 4/01/29                                           1,000      1,056,720
                                                                    ------------
Colorado--0.3%
Northwest Met Dist No.3 GO
   6.125%, 12/01/25                                           500        501,850
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)         Value
                                                        ---------   ------------
Florida--1.9%
Fleming Island Plantation Cmnty Dev Dist
   Ser 00B
   7.375%, 5/01/31                                         $3,000   $  3,220,110
                                                                    -----------
Georgia--0.3%
Atlanta Tax Allocation
   (Eastside Project) Ser 05B
   5.60%, 1/01/30                                             500        501,815
                                                                    ------------
Illinois--0.9%
Plano Spl Svc Area No.3 Spl Tax
   (Lakewood Springs Proj) Ser 05A
   5.95%, 3/01/28                                             465        466,051
Yorkville Cmnty Fac Dist
   (Raintree Village Proj) Ser 03
   6.875%, 3/01/33                                          1,000      1,042,940
                                                                    ------------
                                                                       1,508,991
                                                                    ------------
New Jersey--3.1%
Garden State Preservation Trust
   (Open Space & Farmland) Ser 05 A
   5.80%, 11/01/16                                          4,600      5,291,012
                                                                    ------------
Puerto Rico--5.2%
Puerto Rico Comwlth Hwy & Tran Auth Rev
   FGIC Ser 03
   3.24%, 7/01/14(b)(d)(e)                                  1,800      2,147,328
Puerto Rico Elec Pwr Auth
   XLCA Ser 02-1
   5.25%, 7/01/22                                           1,100      1,184,447
Puerto Rico HFA
   (Capital Fund Program)
   5.00%, 12/01/20                                          4,870      5,046,684
Puerto Rico Municipal Finance Agency GO
   Ser 05A
   5.25%, 8/01/23                                             340        357,751
                                                                    ------------
                                                                       8,736,210
                                                                    ------------
Total Long-Term Municipal Bonds
   (cost $152,813,788)                                               160,241,746
                                                                    ------------
Short-Term Municipal Notes(c)--3.2%
Connecticut--0.2%
Connecticut State Hlth & Edl Fac Auth Rev
   (Yale University) Ser 03X-3
   3.68%, 7/01/37                                             300        300,000
                                                                    ------------
Nevada--0.3%
Clark Cnty Sch Dist GO
   Ser 01A
   3.69%, 6/15/21                                             500        500,000
                                                                    ------------

                                                        Principal
                                                          Amount
                                                          (000)        Value
                                                        ---------   ------------
Virginia--2.7%
Loudon Cnty Indl Dev Auth Rev
   (Howard Hughes Med)
   Ser 03A
   3.77%, 2/15/38                                          $1,300   $  1,300,000
   Ser 03C
   3.75%, 2/15/38                                           1,500      1,500,000
Richmond Indl Dev Auth
   (Church Schools)
   3.80%, 5/01/35                                           1,800      1,800,000
                                                                    ------------
                                                                       4,600,000
                                                                    ------------
Total Short-Term Municipal Notes                                       5,400,000
   (cost $5,400,000)
Total Municipal Bonds & Notes
   (cost $158,213,788)                                               165,641,746
                                                                    ------------
Total Investments--97.8%
   (cost $158,213,788)                                               165,641,746
Other assets less liabilities--2.2%                                    3,697,890
                                                                    ------------
Net Assets--100%                                                    $169,339,636
                                                                    ------------

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                        Value at
                     Number of              Expiration    Original     December 31,   Unrealized
       Type          Contracts   Position      Month        Value         2005       Appreciation
       ----          ---------   --------   ----------   ----------   ------------   ------------
U.S. Treasury Note                             Mar
    10 Yr Futures        26        Long        2006      $2,827,191    $2,844,562       $17,371

INTEREST RATE SWAP CONTRACTS

                                                          Rate Type
                                                -----------------------------
                                                   Payment         Payment
                       Notional                      made          received        Unrealized
        Swap            Amount    Termination       by the          by the       Appreciation/
    Counterparty         (000)        Date        Portfolio       Portfolio     (Depreciation)
    ------------       --------   -----------   -------------   -------------   --------------
   Citigroup, Inc.      $1,600       6/22/07         BMA*           2.962%         $(10,317)
                                                  76.48% of
 Goldman Sachs & Co.     9,400       2/03/06    1 Month LIBOR+        BMA*           (3,473)
 Goldman Sachs & Co.       800       7/05/06         BMA*           3.283%             (119)
 Goldman Sachs & Co.       800       1/05/07         BMA*           3.405%               80
JPMorgan Chase & Co.     1,500       4/05/07         BMA*           2.988%           (7,168)
                                                                  85.10% of
    Merrill Lynch        9,400       2/03/06         BMA*       1 Month LIBOR+       10,325
   Morgan Stanley          800       4/06/06         BMA*           3.081%               42
   Morgan Stanley          800      10/06/06         BMA*           3.217%             (331)

*    BMA (Bond Market Association)

+    LIBOR (London Interbank Offered Rate)

(a) Position, or position thereof, with an aggregate market value of $130,153 has been segregated to collateralize margin requirements for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swaps.

(c)  Variable rate coupon, rate shown as of December 31, 2005.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of this security amounted to $2,147,328 or 1.3% of the net assets.

(e) Inverse floater - security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

Glossary of Terms:

AMBAC   American Municipal Bond Assurance Corporation
AMT     Alternative Minimum Tax
FGIC    Financial Guaranty Insurance Company
FNMA    Federal National Mortgage Association
FSA     Financial Security Assurance, Inc.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Housing Finance Agency/ Authority
MBIA    Municipal Bond Investors Assurance
MFHR    Multi-Family Housing Revenue
SFMR    Single Family Mortgage Revenue
XLCA    XL Capital Assurance, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11(a)(1)      Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11(a)(2) Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund II


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: February 21, 2006